Accounts payable and accrued liabilities	6 Months Ended
Jun. 30, 2023
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	Accounts payable and accrued liabilities

As at	June 30, 2023	December 31, 2022
Trade payables	$21.0	$26.5
Accrued fixed assets	37.7	35.4
Accrued expenses	9.3	4.4
Accrued compensation	9.9	9.6
Total accounts payable and accrued liabilities	$77.9	$75.9